Business Segment Data and Geographical Information - Certain Expenses by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Certain Expenses by Segment [Line Items]
Restructuring charges (adjustments)			$ (118)	$ (91)	$ 3,577
Technical Services
Schedule of Certain Expenses by Segment [Line Items]
Restructuring charges (adjustments)			(100)	$ (100)	3,600
Impairment charges					400
Corporate
Schedule of Certain Expenses by Segment [Line Items]
Corporate headquarter relocation charges					$ 1,600
Executive Officer
Schedule of Certain Expenses by Segment [Line Items]
Incremental compensation expenses related to retirement agreement	$ 800	$ 900
Executive Officer | Corporate
Schedule of Certain Expenses by Segment [Line Items]
Incremental compensation expenses related to retirement agreement			$ 1,700